Document and Entity Information	9 Months Ended
Sep. 30, 2023
Document and Entity Information
Document Type	F-4/A
Entity Registrant Name	StoneBridge Acquisition Corp.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001844981
Amendment Flag	true
Amendment Description	Amendment No. 7